Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Intrinsic Opportunities Fund

April 30, 2019

ZTO-QTLY-0619
1.9881588.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,292	$131,079
Entertainment - 2.7%
GAMEVIL, Inc. (a)	7	285
The Walt Disney Co.	3,383	463,370
Viacom, Inc.:
Class A	1,503	52,079
Class B (non-vtg.)	1,128	32,610
		548,344
Interactive Media & Services - 1.2%
Kakaku.com, Inc.	911	18,646
Yahoo! Japan Corp.	47,000	124,889
YY, Inc. ADR (a)	1,175	99,417
Zappallas, Inc. (a)	2,600	9,780
		252,732
Media - 3.1%
AMC Networks, Inc. Class A (a)	300	17,523
Comcast Corp. Class A	6,418	279,376
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,553
Discovery Communications, Inc. Class A (a)	4,510	139,359
DISH Network Corp. Class A (a)	188	6,603
DMS, Inc.	500	8,600
F@N Communications, Inc.	400	2,442
Fox Corp. Class A (a)	3,388	132,098
Gendai Agency, Inc.	1,500	6,288
Hyundai HCN	4,802	17,471
Ipsos SA	7	203
Nippon BS Broadcasting Corp.	200	1,939
Nippon Television Network Corp.	147	2,143
Pico Far East Holdings Ltd.	6,000	2,195
Proto Corp.	100	1,866
SMG PLC	7	34
Television Broadcasts Ltd.	2,700	5,300
WOWOW INC.	400	10,327
		635,320
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	600	18,771

TOTAL COMMUNICATION SERVICES		1,586,246

CONSUMER DISCRETIONARY - 18.0%
Auto Components - 3.0%
Adient PLC	237	5,475
Cooper Tire & Rubber Co.	1,192	35,593
Dongah Tire & Rubber Co. Ltd.	29	869
Eagle Industry Co. Ltd.	395	4,507
Fukoku Co. Ltd.	200	1,481
G-Tekt Corp.	5,200	73,709
Gentex Corp.	325	7,485
Hi-Lex Corp.	463	8,583
Hyundai Mobis	1,721	343,753
IJT Technology Holdings Co. Ltd.	2,900	15,542
INFAC Corp.	71	320
Piolax, Inc.	1,100	20,589
Seoyon Co. Ltd.	345	1,393
Seoyon E-Hwa Co., Ltd.	1,646	10,422
TBK Co. Ltd.	400	1,458
TPR Co. Ltd.	1,600	31,298
Yorozu Corp.	3,500	50,743
		613,220
Automobiles - 0.4%
Audi AG	50	44,864
Fiat Chrysler Automobiles NV	96	1,479
Fiat Chrysler Automobiles NV	2,377	36,615
		82,958
Distributors - 0.2%
Chori Co. Ltd.	1,000	14,884
Doshisha Co. Ltd.	800	12,755
Harima-Kyowa Co. Ltd.	100	1,333
Nakayamafuku Co. Ltd.	100	453
Yagi & Co. Ltd.	700	9,438
		38,863
Diversified Consumer Services - 0.7%
Asante, Inc.	100	1,948
Heian Ceremony Service Co. Ltd.	1,200	9,469
Kukbo Design Co. Ltd.	14	195
MegaStudy Co. Ltd.	2,610	30,046
MegaStudyEdu Co. Ltd.	2,515	89,126
Multicampus Co. Ltd.	35	1,591
Tsukada Global Holdings, Inc.	2,700	14,713
		147,088
Hotels, Restaurants & Leisure - 0.5%
Hiday Hidaka Corp.	396	7,184
Kura Corp. Ltd.	200	8,627
The Restaurant Group PLC	40,712	76,447
Wyndham Destinations, Inc.	470	20,473
		112,731
Household Durables - 1.1%
Ace Bed Co. Ltd.	600	15,979
Cuckoo Holdings Co. Ltd.	100	12,500
Emak SpA	409	624
FJ Next Co. Ltd.	1,900	15,180
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,400	19,806
Hamilton Beach Brands Holding Co.:
Class A	104	1,882
Class B (a)	104	1,882
Helen of Troy Ltd. (a)	779	112,176
Q.E.P. Co., Inc. (a)	24	588
Sanyo Housing Nagoya Co. Ltd.	1,700	14,452
Taylor Morrison Home Corp. (a)	940	18,198
Tupperware Brands Corp.	323	7,687
		220,954
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	100	1,133
CROOZ, Inc. (a)	100	1,382
eBay, Inc.	470	18,213
Hyundai Home Shopping Network Corp.	7	601
NS Shopping Co. Ltd.	30	369
		21,698
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,100	21,537
Multiline Retail - 0.4%
Grazziotin SA	200	1,158
Lifestyle China Group Ltd.(a)	30,000	11,090
Lifestyle International Holdings Ltd.	23,500	40,920
Macy's, Inc.	940	22,128
Treasure Factory Co. Ltd.	1,300	8,438
Watts Co. Ltd.	600	3,776
		87,510
Specialty Retail - 10.2%
ABC-MART, Inc.	100	6,212
Arc Land Sakamoto Co. Ltd.	900	11,659
AT-Group Co. Ltd.	1,837	33,345
AutoNation, Inc. (a)	658	27,590
Beacon Lighting Group Ltd.	17	12
Best Buy Co., Inc.	5,544	412,529
DongAh Tire & Rubber Co. Ltd.	39	439
Dunelm Group PLC	244	2,720
Fuji Corp.	1,699	34,226
GameStop Corp. Class A (b)	18,792	162,551
Genesco, Inc. (a)	275	12,323
GNC Holdings, Inc. Class A (a)(b)	11,163	24,782
Goldlion Holdings Ltd.	22,000	9,002
Guess?, Inc.	10,543	214,761
Handsman Co. Ltd.	1,700	18,771
Hibbett Sports, Inc. (a)	2,162	44,753
Hour Glass Ltd.	15,800	9,119
JB Hi-Fi Ltd.	1,281	23,271
John David Group PLC	62,281	511,164
K's Holdings Corp.	7,400	65,965
Ku Holdings Co. Ltd.	900	7,061
Lookers PLC	764	902
Mandarake, Inc.	100	526
Nafco Co. Ltd.	200	2,607
Nitori Holdings Co. Ltd.	1,100	130,841
Oriental Watch Holdings Ltd.	4,000	1,183
Padini Holdings Bhd	1,800	1,672
Sacs Bar Holdings, Inc.	800	7,957
Sally Beauty Holdings, Inc. (a)	11,088	196,258
Samse SA	65	10,097
Silvano Fashion Group A/S	7	21
Sports Direct International PLC (a)	68	264
The Buckle, Inc.	514	9,499
Tokatsu Holdings Co. Ltd.	100	401
Truworths International Ltd.	228	1,205
Vita Group Ltd.	18	22
Vitamin Shoppe, Inc. (a)	752	4,723
Williams-Sonoma, Inc. (b)	1,504	85,984
		2,086,417
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	2,000	729
Capri Holdings Ltd. (a)	3,571	157,410
Embry Holdings Ltd.	1,000	293
Ff Group (a)(c)	2,761	7,432
Fossil Group, Inc. (a)	4,470	58,423
Grendene SA	300	562
Magni-Tech Industries Bhd	4,500	5,061
Sitoy Group Holdings Ltd.	6,000	1,400
Texwinca Holdings Ltd.	2,000	795
Youngone Holdings Co. Ltd.	176	9,828
Yue Yuen Industrial (Holdings) Ltd.	5,000	16,157
		258,090

TOTAL CONSUMER DISCRETIONARY		3,691,066

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
A.G. Barr PLC	968	10,755
Britvic PLC	13,096	156,000
C&C Group PLC	309	1,173
Jinro Distillers Co. Ltd.	1,256	32,263
Lucas Bols BV (d)	82	1,426
Olvi PLC (A Shares)	68	2,521
Spritzer Bhd	200	111
Willamette Valley Vineyards, Inc. (a)	3	22
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	11,500	24,760
		229,031
Food & Staples Retailing - 1.1%
Amsterdam Commodities NV	1,175	26,753
Belc Co. Ltd.	100	4,466
Dong Suh Companies, Inc.	900	15,116
Genky DrugStores Co. Ltd.	800	18,715
Halows Co. Ltd.	100	1,975
J Sainsbury PLC	136	395
Kroger Co.	733	18,897
MARR SpA	1,410	34,239
OM2 Network Co. Ltd.	200	2,210
Retail Partners Co. Ltd.	1,200	12,518
Satsudora Holdings Co. Ltd.	800	14,313
Shoei Foods Corp.	100	2,796
Thai President Foods PCL	43	216
United Natural Foods, Inc. (a)	761	9,832
Valor Holdings Co. Ltd.	1,200	29,150
Walgreens Boots Alliance, Inc.	748	40,070
		231,661
Food Products - 0.9%
Ajinomoto Malaysia Bhd	3,000	12,771
Bell AG	76	21,854
Binggrea Co. Ltd.	10	634
Carr's Group PLC	4,948	9,485
Changshouhua Food Co. Ltd.	1,000	423
Cranswick PLC	842	31,819
Fresh Del Monte Produce, Inc.	1,405	41,462
Ingredion, Inc.	94	8,907
Kaneko Seeds Co. Ltd.	100	1,214
Kaveri Seed Co. Ltd.	400	2,556
Lassonde Industries, Inc. Class A (sub. vtg.)	120	15,362
London Biscuits Bhd (a)	3,375	265
Pickles Corp.	100	1,854
Prima Meat Packers Ltd.	228	4,163
S Foods, Inc.	600	20,629
Select Harvests Ltd.	1,651	7,449
Thai Wah PCL	300	77
Toyo Sugar Refining Co. Ltd.	200	1,754
Valsoia SpA	42	615
		183,293
Personal Products - 0.2%
Asaleo Care Ltd. (a)	682	442
Hengan International Group Co. Ltd.	4,133	36,431
		36,873
Tobacco - 0.3%
KT&G Corp.	556	48,721
Scandinavian Tobacco Group A/S (d)	960	11,430
		60,151

TOTAL CONSUMER STAPLES		741,009

ENERGY - 10.5%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	170	407
Carbo Ceramics, Inc. (a)	4,436	12,066
Diamond Offshore Drilling, Inc. (a)(b)	2,161	20,983
Ensco PLC Class A	2,748	38,390
Geospace Technologies Corp. (a)	1,122	15,091
Liberty Oilfield Services, Inc. Class A	1,128	16,818
National Oilwell Varco, Inc.	480	12,547
Prosafe ASA (a)	68	128
Shinko Plantech Co. Ltd.	3,600	37,521
Tidewater, Inc. (a)	4	90
Tidewater, Inc. warrants 11/14/24 (a)	50	79
Transocean Ltd. (United States) (a)	7,599	59,728
		213,848
Oil, Gas & Consumable Fuels - 9.5%
Alvopetro Energy Ltd. (a)	1,900	631
Baytex Energy Corp. (a)	9,397	19,079
Birchcliff Energy Ltd.	7,203	18,818
Bonavista Energy Corp.	34	27
Bonterra Energy Corp.	617	3,081
Chevron Corp.	1,128	135,428
China Petroleum & Chemical Corp.:
(H Shares)	400,667	307,997
sponsored ADR (H Shares)	94	7,214
CNOOC Ltd. sponsored ADR	188	34,156
ConocoPhillips Co.	4,713	297,485
Contango Oil & Gas Co. (a)	170	513
Denbury Resources, Inc. (a)	11,276	25,145
Enagas SA	5,134	146,261
Fuji Kosan Co. Ltd.	100	629
Husky Energy, Inc.	10,324	112,048
Imperial Oil Ltd.	1,504	43,693
International Seaways, Inc. (a)	7	125
Motor Oil (HELLAS) Corinth Refineries SA	581	14,819
Murphy Oil Corp.	2,957	80,549
NACCO Industries, Inc. Class A	219	8,955
Oil & Natural Gas Corp. Ltd.	70,745	171,867
Oil India Ltd.	12	31
Peyto Exploration & Development Corp.	21,608	97,580
San-Ai Oil Co. Ltd.	200	1,684
Southwestern Energy Co. (a)	12,392	48,948
Thai Oil PCL (For. Reg.)	400	868
Total SA sponsored ADR	5,754	320,325
Tsakos Energy Navigation Ltd.	307	989
Whiting Petroleum Corp. (a)	960	26,294
World Fuel Services Corp.	462	14,253
		1,939,492

TOTAL ENERGY		2,153,340

FINANCIALS - 16.3%
Banks - 3.9%
Bar Harbor Bankshares	282	7,411
Central Valley Community Bancorp	17	348
Citizens Financial Services, Inc.	8	485
Erste Group Bank AG	3	120
F & M Bank Corp.	214	6,634
Gunma Bank Ltd.	9,615	37,892
Hiroshima Bank Ltd.	1,916	10,286
Mitsubishi UFJ Financial Group, Inc.	31,983	158,684
NIBC Holding NV (d)	1,973	18,832
Nordea Bank ABP (Stockholm Stock Exchange)	69	543
OFG Bancorp	3,440	69,419
Ogaki Kyoritsu Bank Ltd.	100	2,251
San ju San Financial Group, Inc.	632	8,527
Skandiabanken ASA (d)	1,441	14,180
Sparebank 1 Oestlandet	1,879	18,730
Sumitomo Mitsui Financial Group, Inc.	7,367	267,763
The Keiyo Bank Ltd.	658	4,058
The San-In Godo Bank Ltd.	2,775	18,310
Unicaja Banco SA (d)	14,406	16,546
Van Lanschot NV (Bearer)	55	1,428
Wells Fargo & Co.	2,200	106,502
Yamaguchi Financial Group, Inc.	3,238	23,836
		792,785
Capital Markets - 0.5%
ABG Sundal Collier ASA	1,023	510
Edify SA (a)	7	404
Franklin Resources, Inc.	423	14,632
Goldman Sachs Group, Inc.	188	38,713
Morgan Stanley	940	45,355
		99,614
Consumer Finance - 2.5%
Aeon Credit Service (Asia) Co. Ltd.	24,000	23,924
Credit Corp. Group Ltd.	36	605
Discover Financial Services	1,879	153,120
Santander Consumer U.S.A. Holdings, Inc.	1,410	30,104
Synchrony Financial	8,457	293,204
		500,957
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	846	19,196
Fuyo General Lease Co. Ltd.	1,000	49,643
IBJ Leasing Co. Ltd.	363	8,495
NICE Holdings Co. Ltd.	156	2,995
Ricoh Leasing Co. Ltd.	2,000	58,171
Tokyo Century Corp.	2,500	114,906
		253,406
Insurance - 7.9%
AFLAC, Inc.	7,392	372,409
ASR Nederland NV	1,879	83,456
Brighthouse Financial, Inc. (a)	570	23,820
Db Insurance Co. Ltd. (a)	2,561	150,490
Genworth Financial, Inc. Class A	27,646	104,778
Hyundai Fire & Marine Insurance Co. Ltd.	900	29,574
Kansas City Life Insurance Co.	1	35
MetLife, Inc.	12,937	596,784
National Western Life Group, Inc.	31	8,268
NN Group NV	3,800	165,454
Power Corp. of Canada (sub. vtg.)	470	10,784
Prudential Financial, Inc.	418	44,187
Sony Financial Holdings, Inc.	1,900	38,667
		1,628,706
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	51	707
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	1,500	7,150
Genworth MI Canada, Inc.	1,080	33,560
Genworth Mortgage Insurance Ltd.	7,805	13,150
Hingham Institution for Savings	7	1,295
		55,155

TOTAL FINANCIALS		3,331,330

HEALTH CARE - 20.2%
Biotechnology - 7.5%
AbbVie, Inc.	1,316	104,477
Amgen, Inc.	3,558	638,021
Biogen, Inc. (a)	752	172,388
Celgene Corp. (a)	29	2,745
Cell Biotech Co. Ltd.	360	9,340
Essex Bio-Technology Ltd.	6,000	5,530
Gilead Sciences, Inc.	3,331	216,648
United Therapeutics Corp. (a)	3,696	379,099
		1,528,248
Health Care Equipment & Supplies - 0.7%
Fukuda Denshi Co. Ltd.	1,100	76,628
Medikit Co. Ltd.	100	5,108
Nakanishi, Inc.	800	15,318
Paramount Bed Holdings Co. Ltd.	100	4,686
Riverstone Holdings Ltd.	100	76
St.Shine Optical Co. Ltd.	2,000	37,279
Value Added Technology Co. Ltd.	52	1,191
		140,286
Health Care Providers & Services - 10.9%
Anthem, Inc.	4,721	1,241,755
CVS Health Corp.	2,864	155,744
Humana, Inc.	1,200	306,492
MEDNAX, Inc. (a)	832	23,271
Quest Diagnostics, Inc.	470	45,299
Saint-Care Holding Corp.	300	1,400
Sigma Healthcare Ltd.	11,412	4,224
Tokai Corp.	700	16,131
Uchiyama Holdings Co. Ltd.	1,400	6,108
UnitedHealth Group, Inc.	1,834	427,450
Universal Health Services, Inc. Class B	132	16,747
		2,244,621
Health Care Technology - 0.1%
Pharmagest Interactive	348	22,404
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	138	18,848
Pharmaceuticals - 0.9%
Apex Healthcare Bhd	500	1,064
Biofermin Pharmaceutical Co. Ltd.	100	2,048
Dawnrays Pharmaceutical Holdings Ltd.	28,534	5,201
DongKook Pharmaceutical Co. Ltd.	114	5,641
Genomma Lab Internacional SA de CV (a)	6,900	5,547
Korea United Pharm, Inc.	90	2,030
Lee's Pharmaceutical Holdings Ltd.	21,500	18,390
Luye Pharma Group Ltd. (d)	1,500	1,358
Nippon Chemiphar Co. Ltd.	100	2,602
Novo Nordisk A/S Series B sponsored ADR	470	23,035
PT Tempo Scan Pacific Tbk	300	37
Sanofi SA sponsored ADR	351	15,349
Stallergenes Greer PLC (a)	144	5,927
Taro Pharmaceutical Industries Ltd.	658	70,676
Towa Pharmaceutical Co. Ltd.	900	22,065
Vetoquinol SA	7	440
Vivimed Labs Ltd. (a)	200	68
		181,478

TOTAL HEALTH CARE		4,135,885

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.0%
Austal Ltd.	205	386
SIFCO Industries, Inc. (a)	25	73
The Lisi Group	3	100
United Technologies Corp.	35	4,991
		5,550
Air Freight & Logistics - 0.1%
AIT Corp.	2,200	21,369
CTI Logistics Ltd.	304	177
Onelogix Group Ltd.	2,727	705
SBS Co. Ltd.	300	5,052
		27,303
Building Products - 0.2%
InnoTec TSS AG	33	489
Nihon Dengi Co. Ltd.	700	17,652
Noda Corp.	700	5,046
Sekisui Jushi Corp.	1,100	21,211
		44,398
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	2,400	1,440
Calian Technologies Ltd.	543	14,040
Civeo Corp. (a)	6,970	14,010
Matsuda Sangyo Co. Ltd.	100	1,262
Mitie Group PLC	2,793	4,775
VSE Corp.	579	17,700
		53,227
Construction & Engineering - 0.4%
Arcadis NV	1,200	22,652
Arcadis NV rights (a)(e)	1,200	633
Boustead Projs. Pte Ltd.	1,700	1,175
Boustead Singapore Ltd.	15,600	9,233
Geumhwa PSC Co. Ltd.	1	30
Meisei Industrial Co. Ltd.	1,100	7,357
Nippon Rietec Co. Ltd.	1,300	16,735
Seikitokyu Kogyo Co. Ltd.	500	2,545
Shinnihon Corp.	100	856
Sumitomo Densetsu Co. Ltd.	155	2,648
Toshiba Plant Systems & Services Corp.	790	14,127
		77,991
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	100	2,424
Aros Quality Group AB	2,048	40,143
Canare Electric Co. Ltd.	130	2,251
Eaton Corp. PLC	603	49,940
Hammond Power Solutions, Inc. Class A	771	4,178
Holding Co. ADMIE IPTO SA	17	33
Regal Beloit Corp.	94	7,998
Somfy SA	35	3,172
		110,139
Industrial Conglomerates - 0.2%
Lifco AB	191	9,098
Mytilineos Holdings SA	2,041	22,125
Nolato AB Series B	24	1,114
Reunert Ltd.	205	1,111
		33,448
Machinery - 0.7%
Conrad Industries, Inc. (a)	1	14
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,235
Daiwa Industries Ltd.	2,000	23,287
Estic Corp.	100	5,970
Fujimak Corp.	1,600	11,390
Fukushima Industries Corp.	100	3,456
Global Brass & Copper Holdings, Inc.	477	20,697
Haitian International Holdings Ltd.	7,000	17,525
Hy-Lok Corp.	68	1,151
Ihara Science Corp.	463	5,258
Momentum Group AB Class B	922	9,533
Nansin Co. Ltd.	200	979
Sakura Rubber Co. Ltd.	100	5,261
Sansei Co. Ltd.	1,000	3,582
Semperit AG Holding (a)	614	9,504
SIMPAC, Inc.	2,900	6,403
Teikoku Sen-I Co. Ltd.	1,100	24,489
		153,734
Marine - 0.1%
Japan Transcity Corp.	2,443	9,715
SITC International Holdings Co. Ltd.	14,000	14,866
		24,581
Professional Services - 0.9%
ABIST Co. Ltd.	332	9,403
Akka Technologies SA	1,175	86,189
Bertrandt AG	376	29,310
Career Design Center Co. Ltd.	100	1,316
McMillan Shakespeare Ltd.	4,842	45,295
WDB Holdings Co. Ltd.	200	5,907
		177,420
Road & Rail - 0.9%
Autohellas SA	1,222	34,265
Daqin Railway Co. Ltd. (A Shares)	77,400	97,915
Hamakyorex Co. Ltd.	200	7,370
Higashi Twenty One Co. Ltd.	100	400
Kyushu Railway Co.	500	16,248
Nikkon Holdings Co. Ltd.	132	3,101
SENKO Co. Ltd.	200	1,602
STEF-TFE Group	7	663
Tohbu Network Co. Ltd.	100	924
Utoc Corp.	3,100	15,111
		177,599
Trading Companies & Distributors - 4.7%
AerCap Holdings NV (a)	1,504	74,659
Bergman & Beving AB (B Shares)	1,501	16,106
Canox Corp.	800	6,234
Green Cross Co. Ltd.	1,000	9,471
HERIGE	41	1,191
Houston Wire & Cable Co. (a)	2,473	15,308
Howden Joinery Group PLC	102	676
iMarketKorea, Inc.	7	59
Itochu Corp.	34,154	613,205
Kamei Corp.	3,907	38,931
Meiwa Corp.	1,600	6,507
Mitani Shoji Co. Ltd.	1,200	62,588
Mitsubishi Corp.	2,400	65,841
Pla Matels Corp.	200	979
Rasa Corp.	100	748
Shinsho Corp.	132	3,145
Yuasa Trading Co. Ltd.	1,600	45,460
		961,108
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	200	1,447
Qingdao Port International Co. Ltd. (H Shares) (a)(d)	22,583	15,689
		17,136

TOTAL INDUSTRIALS		1,863,634

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.0%
HF Co.	153	999
Electronic Equipment & Components - 0.6%
Daido Signal Co. Ltd.	1,000	4,605
Dell Technologies, Inc. (a)	224	15,100
Elematec Corp.	800	14,672
HAGIAWARA ELECTRIC Co. Ltd.	300	8,295
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,000	11,248
Kingboard Chemical Holdings Ltd.	10,500	34,198
Lacroix SA	163	4,424
Makus, Inc.	205	999
PAX Global Technology Ltd.	2,000	933
Riken Kieki Co. Ltd.	1,000	18,879
Simplo Technology Co. Ltd.	2,000	16,957
		130,310
IT Services - 4.0%
Amdocs Ltd.	2,349	129,383
Avant Corp.	200	2,928
Cielo SA	1,400	2,742
Computer Services, Inc.	3	196
Data#3 Ltd.	341	428
E-Credible Co. Ltd.	104	1,675
eClerx Services Ltd. (a)	300	4,935
Estore Corp.	200	1,377
Future Corp.	1,400	23,301
Korea Information & Communication Co. Ltd. (a)	780	6,098
Neurones	7	168
Persistent Systems Ltd.	300	2,741
Sopra Steria Group	893	113,981
Tessi SA	375	51,944
The Western Union Co.	25,137	488,663
		830,560
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	34	201
KLA-Tencor Corp. (e)	35	4,462
Miraial Co. Ltd.	1,500	16,738
Phison Electronics Corp.	1,000	9,401
		30,802
Software - 0.4%
eBase Co. Ltd.	400	3,878
Ebix, Inc.	564	28,471
InfoVine Co. Ltd.	43	892
Jastec Co. Ltd.	100	848
KPIT Cummins Infosystems Ltd.	3,700	4,973
KPIT Engineering Ltd. (a)	3,700	5,485
KSK Co., Ltd.	100	1,751
Micro Focus International PLC sponsored ADR	874	21,929
Uchida Esco Co. Ltd.	96	1,378
Zensar Technologies Ltd.	1,000	3,369
		72,974
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	5,501	86,971
HP, Inc.	12,937	258,093
TPV Technology Ltd.	22,000	5,104
		350,168

TOTAL INFORMATION TECHNOLOGY		1,415,813

MATERIALS - 2.0%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	300	18,529
CF Industries Holdings, Inc.	499	22,345
Chokwang Paint Ltd.	34	205
Daishin-Chemical Co. Ltd.	603	6,685
Fuso Chemical Co. Ltd.	400	7,110
KPX Green Chemical Co. Ltd.	34	109
Kuriyama Holdings Corp.	200	1,664
LyondellBasell Industries NV Class A	279	24,616
Nippon Soda Co. Ltd.	250	6,879
NOF Corp.	400	14,202
Nutrien Ltd.	288	15,620
Scientex Bhd	7,100	14,683
T&K Toka Co. Ltd.	600	5,273
Tae Kyung Industrial Co. Ltd.	614	3,086
The Mosaic Co.	188	4,909
Toho Acetylene Co. Ltd.	200	2,521
Yara International ASA	1,597	72,025
Yip's Chemical Holdings Ltd.	2,000	683
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,252
		235,396
Construction Materials - 0.1%
Ibstock PLC (d)	334	1,138
Mitani Sekisan Co. Ltd.	400	10,898
		12,036
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	197	25,498
The Pack Corp.	200	6,428
		31,926
Metals & Mining - 0.7%
Ausdrill Ltd.	38,708	44,751
Castings PLC	51	239
Chubu Steel Plate Co. Ltd.	300	1,672
CI Resources Ltd.	16	16
CK-SAN-ETSU Co. Ltd.	200	5,194
Compania de Minas Buenaventura SA sponsored ADR	481	7,797
Mount Gibson Iron Ltd.	47,938	40,384
Orvana Minerals Corp. (a)	34	4
Pacific Metals Co. Ltd.	1,300	28,370
Rio Tinto PLC sponsored ADR	123	7,245
Teck Resources Ltd. Class B (sub. vtg.)	7	166
		135,838

TOTAL MATERIALS		415,196

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Sabra Health Care REIT, Inc.	70	1,369
Real Estate Management & Development - 0.1%
Nisshin Fudosan Co. Ltd.	5,400	21,960

TOTAL REAL ESTATE		23,329

UTILITIES - 2.9%
Electric Utilities - 2.4%
EVN AG	7	104
Exelon Corp.	3,571	181,942
Fjordkraft Holding ASA (d)	1,561	7,165
PG&E Corp. (a)	658	14,818
PPL Corp.	9,021	281,545
Public Power Corp. of Greece (a)	17	24
		485,598
Gas Utilities - 0.5%
Busan City Gas Co. Ltd.	210	7,000
China Resource Gas Group Ltd.	4,000	18,509
GAIL India Ltd. (a)	10,000	51,108
Seoul City Gas Co. Ltd.	176	12,414
YESCO Co. Ltd.	376	13,470
		102,501
Water Utilities - 0.0%
Manila Water Co., Inc.	300	131

TOTAL UTILITIES		588,230

TOTAL COMMON STOCKS
(Cost $19,683,417)		19,945,078

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	2,229
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	101

TOTAL INDUSTRIALS		2,330

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	966	14,713
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	800	8,406
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,152)		25,449

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.49% (f)	462,854	462,947
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	274,995	275,023
TOTAL MONEY MARKET FUNDS
(Cost $737,970)		737,970
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $20,443,539)		20,708,497
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(196,500)
NET ASSETS - 100%		$20,511,997

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,764 or 0.4% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,368
Fidelity Securities Lending Cash Central Fund	2,164
Total	$48,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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